Capital - Asset management operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset management operations
Regulatory and other surplus
Balance at 1 January	$ 1,271	$ 1,185
Demerger of UK and Europe operations	(846)
Gains during the year	238	701
Movement in capital requirement	(32)	(7)
Capital injection	(10)	135
Distributions made to the parent company	(213)	(531)
Exchange and other movements	(26)	(212)
Balance at 31 December	382	1,271
M&G Prudential asset management
Regulatory and other surplus
Balance at 1 January	846
Demerger of UK and Europe operations	(846)
Balance at 31 December		846
Asset management (US)
Regulatory and other surplus
Balance at 1 January	51
Gains during the year	24
Capital injection	(30)
Distributions made to the parent company	(40)
Exchange and other movements	1
Balance at 31 December	6	51
Asia asset management
Regulatory and other surplus
Balance at 1 January	374
Gains during the year	214
Movement in capital requirement	(32)
Capital injection	20
Distributions made to the parent company	(173)
Exchange and other movements	(27)
Balance at 31 December	$ 376	$ 374